Related Party Transactions (Details Narrative) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Amount due from related parties	$ 27,996		$ 21,583
CorLyst, LLC [Member]
Rent and other costs reimbursements received		103,047	107,402
Amount due from related parties	$ 23,452		$ 21,583